United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/19

Date of Reporting Period: Quarter ended 01/31/19

Item 1.	Schedule of Investments

Federated U.S. Treasury Cash Reserves
Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount			Value
		U.S. TREASURY—103.4%
	[1]	U.S. Treasury Bills—84.7%
$961,000,000		United States Treasury Bills, 2.175%—2.320%, 2/7/2019	$960,634,721
950,000,000		United States Treasury Bills, 2.266%—2.375%, 3/14/2019	947,467,624
664,000,000		United States Treasury Bills, 2.310%—2.390%, 2/5/2019	663,824,142
547,000,000		United States Treasury Bills, 2.320%—2.375%, 2/19/2019	546,353,806
650,000,000		United States Treasury Bills, 2.323%—2.465%, 4/4/2019	647,265,026
784,000,000		United States Treasury Bills, 2.330%—2.370%, 2/28/2019	782,611,646
1,000,000,000		United States Treasury Bills, 2.332%—2.415%, 3/28/2019	996,343,416
800,000,000		United States Treasury Bills, 2.340%, 2/14/2019	799,324,000
750,000,000		United States Treasury Bills, 2.345%, 2/21/2019	749,022,917
625,000,000		United States Treasury Bills, 2.355%—2.410%, 4/11/2019	622,139,376
600,000,000		United States Treasury Bills, 2.355%—2.420%, 2/26/2019	599,009,721
875,000,000		United States Treasury Bills, 2.365%, 3/7/2019	873,045,592
982,400,000		United States Treasury Bills, 2.365%, 3/19/2019	979,431,241
600,000,000		United States Treasury Bills, 2.370%, 3/26/2019	597,906,498
1,069,500,000		United States Treasury Bills, 2.370%—2.390%, 3/5/2019	1,067,318,081
1,093,390,000		United States Treasury Bills, 2.371%—2.375%, 3/21/2019	1,089,928,649
567,000,000		United States Treasury Bills, 2.380%, 2/12/2019	566,587,665
800,000,000		United States Treasury Bills, 2.390%, 4/25/2019	795,591,777
400,000,000		United States Treasury Bills, 2.400%, 4/2/2019	398,506,668
1,000,000,000		United States Treasury Bills, 2.405%, 4/18/2019	994,922,774
600,000,000		United States Treasury Bills, 2.430%, 5/2/2019	596,355,000
250,000,000		United States Treasury Bills, 2.453%, 5/9/2019	248,347,969
75,000,000		United States Treasury Bills, 2.460%, 7/18/2019	74,144,125
600,000,000		United States Treasury Bills, 2.465%, 5/16/2019	595,727,335
200,000,000		United States Treasury Bills, 2.505%, 7/5/2019	197,856,833
210,000,000		United States Treasury Bills, 2.515%, 1/30/2020	204,674,488
		TOTAL	17,594,341,090
		U.S. Treasury Notes—18.7%
375,500,000	[2]	United States Treasury Floating Rate Notes, 2.389% (91-day T-Bill +0.000%), 2/5/2019	375,455,758
352,000,000	[2]	United States Treasury Floating Rate Notes, 2.422% (91-day T-Bill +0.033%), 2/5/2019	351,954,046
439,250,000	[2]	United States Treasury Floating Rate Notes, 2.432% (91-day T-Bill +0.043%), 2/5/2019	439,230,522
462,000,000	[2]	United States Treasury Floating Rate Notes, 2.434% (91-day T-Bill +0.045%), 2/5/2019	461,543,197
475,000,000	[2]	United States Treasury Floating Rate Notes, 2.437% (91-day T-Bill +0.048%), 2/5/2019	475,102,573
719,590,000	[2]	United States Treasury Floating Rate Notes, 2.449% (91-day T-Bill +0.060%), 2/5/2019	719,769,981
653,000,000	[2]	United States Treasury Floating Rate Notes, 2.459% (91-day T-Bill +0.070%), 2/5/2019	653,083,977
229,500,000	[2]	United States Treasury Floating Rate Notes, 2.504% (91-day T-Bill +0.115%), 2/5/2019	229,501,380
111,984,000		United States Treasury Notes, 1.125%, 2/28/2019	111,881,920
75,000,000		United States Treasury Notes, 3.625%, 8/15/2019	75,418,654
		TOTAL	3,892,942,008
		TOTAL INVESTMENT IN SECURITIES—103.4% (AT AMORTIZED COST)	21,487,283,098
		OTHER ASSETS AND LIABILITIES - NET—(3.4)%[3]	(707,587,292)
		TOTAL NET ASSETS—100%	$20,779,695,806

1	Discount rate at time of purchase.
2	Floating/variable rate note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
2

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 25, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 25, 2019